Sales and advertising expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Sales and advertising expense	$ 5,517	$ 4,151	$ 10,595	$ 7,253
Sales and marketing expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff costs	1,140	1,302	2,323	2,389
Advertising campaigns	3,755	2,192	6,924	3,618
Selling expenses	622	657	1,348	1,246
Sales and advertising expense	$ 5,517	$ 4,151	$ 10,595	$ 7,253
Percentual increase in expenses (as a percent)			46.10%